Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Accrued Expenses and Other Liabilities

6. Accrued expenses and other liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Compensation and benefits	$2,649	$1,494
External research and development expenses	2,985	2,201
Facility costs	2,629	868
Property and equipment	712	303
Professional services	663	1,222
Other liabilities	1,268	502
	$10,906	$6,590